UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       114

Form 13F Information Table Value Total: $   1,704,871
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number              Name

1          028-10748                         Oppenheimer Asset Management Inc.
----       -------------------               ---------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4    COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT PRN CALL  DISCRETION     MANAGERS      SOLE  SHARED NONE
ALCATEL-LUCENT                SPONSORED ADR 013904305     3,744    833,820 SH        SOLE                       833,820
ALCATEL-LUCENT                SPONSORED ADR 013904305    14,216  3,166,180 SH        SHARED-OTHER      1      3,166,180
AMKOR TECHNOLOGY INC          COM           031652100       642     93,350 SH        SOLE                        93,350
AMKOR TECHNOLOGY INC          COM           031652100     2,523    366,650 SH        SHARED-OTHER      1        366,650
ANALOG DEVICES INC            COM           032654105     1,180     42,799 SH        SOLE                        42,799
ANALOG DEVICES INC            COM           032654105     4,482    162,511 SH        SHARED-OTHER      1        162,511
APPLE INC                     COM           037833100    16,826     90,780 SH        SOLE                        90,780
APPLE INC                     COM           037833100    51,750    279,200 SH        SHARED-OTHER      1        279,200
APPLIED MICRO CIRCUITS CORP   COM NEW       03822W406     4,050    405,399 SH        SOLE                       405,399
APPLIED MICRO CIRCUITS CORP   COM NEW       03822W406    13,605  1,361,823 SH        SHARED-OTHER      1      1,361,823
ARM HLDGS PLC                 SPONSORED ADR 042068106    10,602  1,514,533 SH        SOLE                     1,514,533
ARM HLDGS PLC                 SPONSORED ADR 042068106    27,480  3,925,658 SH        SHARED-OTHER      1      3,925,658
ARUBA NETWORKS INC            COM           043176106       530     60,000 SH        SOLE                        60,000
AVX CORP NEW                  COM           002444107     3,392    284,360 SH        SOLE                       284,360
AVX CORP NEW                  COM           002444107    12,341  1,034,460 SH        SHARED-OTHER      1      1,034,460
BMC SOFTWARE INC              COM           055921100     6,247    166,461 SH        SOLE                       166,461
BMC SOFTWARE INC              COM           055921100    21,807    581,059 SH        SHARED-OTHER      1        581,059
BROCADE COMMUNICATIONS SYS I  COM NEW       111621306     6,895    877,255 SH        SOLE                       877,255
BROCADE COMMUNICATIONS SYS I  COM NEW       111621306    19,117  2,432,245 SH        SHARED-OTHER      1      2,432,245
CA INC                        COM           12673P105     4,104    186,620 SH        SOLE                       186,620
CA INC                        COM           12673P105    13,958    634,760 SH        SHARED-OTHER      1        634,760
CERAGON NETWORKS LTD          ORD           M22013102       338     40,000 SH        SOLE                        40,000
CEVA INC                      COM           157210105     1,537    143,000 SH        SOLE                       143,000
CNINSURE INC                  SPONSORED ADR 18976M103     2,842    123,791 SH        SOLE                       123,791
CNINSURE INC                  SPONSORED ADR 18976M103     8,860    385,890 SH        SHARED-OTHER      1        385,890
COMMVAULT SYSTEMS INC         COM           204166102     2,284    110,080 SH        SOLE                       110,080
COMMVAULT SYSTEMS INC         COM           204166102     8,169    393,690 SH        SHARED-OTHER      1        393,690
CTRIP COM INTL LTD            ADR           22943F100       705     12,000 SH        SOLE                        12,000
DOLBY LABORATORIES INC        COM           25659T107     5,876    153,850 SH        SOLE                       153,850
DOLBY LABORATORIES INC        COM           25659T107    17,422    456,180 SH        SHARED-OTHER      1        456,180
DOLLAR TREE INC               COM           256746108     7,970    163,730 SH        SOLE                       163,730
DOLLAR TREE INC               COM           256746108    19,533    401,260 SH        SHARED-OTHER      1        401,260
E M C CORP MASS               COM           268648102     8,036    471,600 SH        SOLE                       471,600
E M C CORP MASS               COM           268648102    20,853  1,223,770 SH        SHARED-OTHER      1      1,223,770
EBAY INC                      COM           278642103     8,843    374,700 SH        SOLE                       374,700
EBAY INC                      COM           278642103    22,943    972,160 SH        SHARED-OTHER      1        972,160
EQUINIX INC                   COM NEW       29444U502     4,870     52,934 SH        SOLE                        52,934
EQUINIX INC                   COM NEW       29444U502    15,474    168,196 SH        SHARED-OTHER      1        168,196
FOSTER WHEELER AG             COM           H27178104     2,267     71,036 SH        SOLE                        71,036
FOSTER WHEELER AG             COM           H27178104     8,902    278,964 SH        SHARED-OTHER      1        278,964
FPL GROUP INC                 COM           302571104     5,324     96,401 SH        SOLE                        96,401
FPL GROUP INC                 COM           302571104    15,439    279,539 SH        SHARED-OTHER      1        279,539
FRANKLIN RES INC              COM           354613101     9,006     89,520 SH        SOLE                        89,520
FRANKLIN RES INC              COM           354613101    31,250    310,640 SH        SHARED-OTHER      1        310,640
GILEAD SCIENCES INC           COM           375558103     7,138    153,500 SH        SOLE                       153,500
GILEAD SCIENCES INC           COM           375558103    18,148    390,270 SH        SHARED-OTHER      1        390,270
GOOGLE INC                    CL A          38259P508    24,910     50,236 SH        SOLE                        50,236
GOOGLE INC                    CL A          38259P508    75,966    153,204 SH        SHARED-OTHER      1        153,204
GT SOLAR INTL INC             COM           3623E0209     2,031    349,640 SH        SOLE                       349,640
GT SOLAR INTL INC             COM           3623E0209     5,324    916,330 SH        SHARED-OTHER      1        916,330
INFORMATICA CORP              COM           45666Q102     5,160    228,520 SH        SOLE                       228,520
INFORMATICA CORP              COM           45666Q102    14,441    639,550 SH        SHARED-OTHER      1        639,550
INTERCONTINENTALEXCHANGE INC  COM           45865V100     4,299     44,230 SH        SOLE                        44,230
INTERCONTINENTALEXCHANGE INC  COM           45865V100    12,989    133,650 SH        SHARED-OTHER      1        133,650
ISILON SYS INC                COM           46432L104       488     80,000 SH        SOLE                        80,000
JUNIPER NETWORKS INC          COM           48203R104     6,974    258,110 SH        SOLE                       258,110
JUNIPER NETWORKS INC          COM           48203R104    17,842    660,330 SH        SHARED-OTHER      1        660,330
LINEAR TECHNOLOGY CORP        COM           535678106     8,883    321,500 SH        SOLE                       321,500
LINEAR TECHNOLOGY CORP        COM           535678106    25,125    909,350 SH        SHARED-OTHER      1        909,350
MARVELL TECHNOLOGY GROUP LTD  ORD           G5876H105     7,164    442,502 SH        SOLE                       442,502
MARVELL TECHNOLOGY GROUP LTD  ORD           G5876H105    22,545  1,392,498 SH        SHARED-OTHER      1      1,392,498
MASTERCARD INC                CL A          57636Q104    11,020     54,515 SH        SOLE                        54,515
MASTERCARD INC                CL A          57636Q104    32,713    161,825 SH        SHARED-OTHER      1        161,825
MELLANOX TECHNOLOGIES LTD     SHS           M51363113     3,276    199,890 SH        SOLE                       199,890
MELLANOX TECHNOLOGIES LTD     SHS           M51363113     7,084    432,218 SH        SHARED-OTHER      1        432,218
MEMC ELECTR MATLS INC         COM           552715104     6,851    411,939 SH        SOLE                       411,939
MEMC ELECTR MATLS INC         COM           552715104    18,881  1,135,361 SH        SHARED-OTHER      1      1,135,361
MONOLITHIC PWR SYS INC        COM           609839105       469     20,000 SH        SOLE                        20,000
MORGAN STANLEY CHINA A SH FD  COM           617468103     2,414     75,000 SH        SOLE                        75,000
NETAPP INC                    COM           64110D104     7,625    285,790 SH        SOLE                       285,790
NETAPP INC                    COM           64110D104    27,328  1,028,280 SH        SHARED-OTHER      1      1,024,280
NETSCOUT SYS INC              COM           64115T104       676     50,000 SH        SOLE                        50,000
OPEN TEXT CORP                COM           683715106     3,995    107,030 SH        SOLE                       107,030
OPEN TEXT CORP                COM           683715106    14,057    376,550 SH        SHARED-OTHER      1        376,550
ORACLE CORP                   COM           68389X105    12,672    608,048 SH        SOLE                       608,048
ORACLE CORP                   COM           68389X105    34,813  1,670,492 SH        SHARED-OTHER      1      1,670,492
OSI PHARMACEUTICALS  INC      COM           671040103     4,963    140,608 SH        SOLE                       140,608
OSI PHARMACEUTICALS  INC      COM           671040103    11,256    318,872 SH        SHARED-OTHER      1        318,872
PMC-SIERRA INC                COM           69344F106     6,363    665,540 SH        SOLE                       665,540
PMC-SIERRA INC                COM           69344F106    22,504  2,353,960 SH        SHARED-OTHER      1      2,353,960
POLO RALPH LAUREN CORP        COM           731572103    10,158    132,580 SH        SOLE                       132,580
POLO RALPH LAUREN CORP        COM           731572103    27,538    359,410 SH        SHARED-OTHER      1        359,410
POWERSHARES QQQ TRUST         UNIT SER 1    73935A104    91,209  2,158,800 SH    PUT SOLE                     2,158,800
POWERSHARES QQQ TRUST         UNIT SER 1    73935A104   250,289  5,924,000 SH    PUT SHARED-OTHER      1      5,924,000
QLOGIC COM                    COM           747277101     3,311    192,504 SH        SOLE                       192,504
QLOGIC COM                    COM           747277101    11,309    657,496 SH        SHARED-OTHER      1        657,496
QUALCOMM INC                  COM           747525103    16,930    376,395 SH        SOLE                       376,395
QUALCOMM INC                  COM           747525103    58,818  1,307,650 SH        SHARED-OTHER      1      1,307,650
QUEST SOFTWARE INC            COM           74834T103       674     40,000 SH        SOLE                        40,000
QWEST COMMUNICATIONS INTL IN  COM           749121109       397    104,228 SH        SOLE                       104,228
QWEST COMMUNICATIONS INTL IN  COM           749121109     1,508    395,772 SH        SHARED-OTHER      1        395,772
RACKSPACE HOSTING INC         COM           750086100    11,747    688,556 SH        SOLE                       688,556
RACKSPACE HOSTING INC         COM           750086100    27,491  1,611,444 SH        SHARED-OTHER      1      1,611,444
RESEARCH IN MOTION LTD        COM           760975102     8,630    127,610 SH        SOLE                       127,610
RESEARCH IN MOTION LTD        COM           760975102    19,617    290,057 SH        SHARED-OTHER      1        290,057
SANDISK CORP                  COM           80004C101    16,476    759,246 SH        SOLE                       759,246
SANDISK CORP                  COM           80004C101    47,416  2,185,054 SH        SHARED-OTHER      1      2,185,054
SHAW GROUP INC                COM           820280105     4,579    142,708 SH        SOLE                       142,708
SHAW GROUP INC                COM           820280105    18,560    578,380 SH        SHARED-OTHER      1        578,380
SUNCOR ENERGY INC NEW         COM           867224107       692     20,020 SH        SOLE                        20,020
SUNCOR ENERGY INC NEW         COM           867224107     2,722     78,770 SH        SHARED-OTHER      1         78,770
SUNPOWER CORP                 COM CL A      867652109     3,866    129,330 SH        SOLE                       129,330
SUNPOWER CORP                 COM CL A      867652109    15,174    507,655 SH        SHARED-OTHER      1        507,655
TALEO CORP                    CL A          87424N104     4,250    187,714 SH        SOLE                       187,714
TALEO CORP                    CL A          87424N104    11,517    508,712 SH        SHARED-OTHER      1        508,712
TIBCO SOFTWARE INC            COM           88632Q103     3,186    335,735 SH        SOLE                       335,735
TIBCO SOFTWARE INC            COM           88632Q103    10,788  1,136,774 SH        SHARED-OTHER      1      1,136,774
TRIDENT MICROSYSTEMS INC      COM           895919108     3,316  1,280,400 SH        SOLE                     1,280,400
VISA INC                      COM CL A      92826C839    12,615    182,540 SH        SOLE                       182,540
VISA INC                      COM CL A      92826C839    32,960    476,920 SH        SHARED-OTHER      1        476,920
XILINX INC                    COM           983919101     3,832    163,642 SH        SOLE                       163,642
XILINX INC                    COM           983919101    10,640    454,298 SH        SHARED-OTHER      1        454,298
YAHOO INC                     COM           984332106     9,459    531,103 SH        SOLE                       531,103
YAHOO INC                     COM           984332106    17,701    993,897 SH        SHARED-OTHER      1        993,897
                                                      1,704,871

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